Income Taxes - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [line items]
Unrecognized deferred tax liabilities	$ 4,149	$ 8,762	$ 5,212
NOLs usage limit	30.00%
Brazil
Major Components Of Tax Expense Income [line items]
Recoverable taxes	$ 1,060	$ 1,243
Average federal production and federal sales tax	15.50%